Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results Of Operations [Line Items]
Revenue	$ 642,848	$ 651,844	$ 653,803	$ 655,127	$ 672,368	$ 654,946	$ 638,668	$ 644,169	$ 2,603,623	$ 2,610,152	$ 2,588,426
Income from operations	330,604	308,082	255,638	310,049	311,611	300,959	281,543	291,275	1,204,374	1,185,389	1,168,791
Net income (loss)	73,615	88,574	(407,266)	(6,916)	(4,755)	(35,349)	(84,328)	(25,067)	(251,993)	(149,498)	(435,265)
Net income (loss) attributable to Intelsat S.A.	$ 72,631	$ 87,798	$ (408,305)	$ (7,804)	$ (5,750)	$ (35,430)	$ (84,710)	$ (25,248)	$ (255,680)	$ (151,137)	$ (434,159)
Net income (loss) per common share attributable to Intelsat S.A.:
Basic	$ 0.69	$ 0.83	$ (4.19)	$ (0.09)	$ (0.07)	$ (0.43)	$ (1.02)	$ (0.30)
Diluted	$ 0.62	$ 0.75	$ (4.19)	$ (0.09)	$ (0.07)	$ (0.43)	$ (1.02)	$ (0.30)